MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
MARKETABLE SECURITIES.
MARKETABLE SECURITIES

NOTE 3:-MARKETABLE SECURITIES

The following is a summary of AFS marketable securities:

	December 31, 2023
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Maturing within one year:
Corporate bonds	$6,128	$—	$(163)	$5,965
Governmental bonds	$967	$—	$(10)	$957
Maturing between one to five years:
Corporate bonds	69,137	—	(4,476)	64,661
Governmental bonds	1,744	—	(157)	1,587

Balance as of December 31, 2023	$77,976	$—	$(4,806)	$73,170

	December 31, 2022
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Maturing within one year:
Corporate bonds	$1,531	$—	$(32)	$1,499
Maturing between one to five years:
Corporate bonds	81,866	—	(7,897)	73,969
Governmental bonds	2,880	—	(282)	2,598

Balance as of December 31, 2022	$86,277	$—	$(8,211)	$78,066

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of December 31, 2023, and the length of time that those investments have been in a continuous loss position:

	Less than 12 months		12 months and greater
		Gross		Gross
		unrealized		unrealized
	Fair value	loss	Fair value	loss
As of December 31, 2023	$—	$—	$73,170	$(4,806)

	Less than 12 months		12 months and greater
		Gross		Gross
		unrealized		unrealized
	Fair value	loss	Fair value	loss

As of December 31, 2022	$3,411	$(225)	$74,655	$(7,986)